Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.9%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 4.9580%, 9/15/34ž,‡	$11,417,538	$11,329,663
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	8,001,335	8,055,539
A&D Mortgage Trust 2025-NQM4 A1, 5.2250%, 10/25/70ž,Ç	7,546,309	7,566,004
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 5.1500%, 10/21/38ž,‡	39,500,000	39,610,920
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.4936%, 6/15/40ž,‡	40,760,000	40,876,583
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	332,334	329,219
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	868,349	860,283
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	1,558,918	1,504,762
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	21,886,070	21,896,441
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	17,081,386	17,234,857
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35ž	11,670,000	11,722,667
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	1,707,888	1,568,941
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.1044%, 1/22/35ž,‡	24,995,203	25,003,809
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 5.1754%, 10/25/38ž,‡	22,259,000	22,315,411
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.4644%, 7/20/37ž,‡	5,292,308	5,311,091
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	6,911,000	5,989,570
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4876%, 1/27/50ž,‡	9,329,952	8,531,528
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 0.0114%, 11/27/48ž,‡	2,077,000	2,066,121
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 0.0107%, 11/27/48ž,‡	4,284,274	4,258,757
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 4.7242%, 11/25/51ž,‡	12,588,664	11,712,932
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	9,902,338	8,633,868
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 5.5742%, 7/27/48ž,‡	6,190,680	6,182,291
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.2945%, 7/15/37ž,‡	36,066,000	36,199,004
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.1875%, 10/20/38ž,‡	31,619,000	31,686,930
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.9501%, 3/17/42ž,‡	24,325,395	24,147,748
BLP Commercial Mortgage Trust 2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.2501%, 12/15/42ž,‡	15,929,000	15,935,402
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	20,831,000	21,744,646
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	28,442,928	29,095,846
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	11,000,000	10,976,252
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	2,965,000	2,807,605
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	8,218,000	7,785,193
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 4.6655%, 2/15/36ž,‡	18,764,000	18,729,631
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 4.6655%, 2/15/36ž,‡	14,912,300	14,879,219
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.2433%, 10/15/41ž,‡	26,045,578	26,070,553
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.3401%, 8/15/41ž,‡	10,845,822	10,858,627
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.6139%, 10/15/41ž,‡	29,782,657	29,918,611
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.0429%, 12/15/39ž,‡	13,947,579	13,942,289
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.3925%, 12/15/39ž,‡	9,635,920	9,637,204
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.2415%, 6/17/41ž,‡	24,841,746	24,806,648

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-VLT5 A, 5.4104%, 11/13/46ž,‡	$33,959,000	$34,338,661
BX Commercial Mortgage Trust 2024-VLT5 B, 5.8015%, 11/13/46ž,‡	7,887,000	8,019,873
BX Commercial Mortgage Trust 2024-VLT5 C, 6.1920%, 11/13/46ž,‡	4,221,000	4,307,752
BX Commercial Mortgage Trust 2025-ARIA A, 5.0311%, 12/13/42ž,‡	30,916,000	31,107,919
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.9001%, 2/15/35ž,‡	25,165,000	25,081,807
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.3500%, 7/15/42ž,‡	23,236,000	23,253,110
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.8940%, 3/15/30ž,‡	31,845,797	31,793,006
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.1436%, 3/15/30ž,‡	6,968,821	6,938,002
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.1935%, 4/16/40ž,‡	11,478,996	11,485,614
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.4501%, 7/15/44ž,‡	49,200,000	49,208,361
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.5145%, 8/15/36ž,‡	5,993,000	5,788,400
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	4,190,000	4,115,582
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 5.2044%, 7/20/38ž,‡	33,655,000	33,776,626
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.3919%, 8/15/41ž,‡	17,061,000	17,032,330
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.0409%, 8/15/41ž,‡	12,544,811	12,529,462
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	16,113,000	16,153,680
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	8,486,923	7,146,614
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	818,501	508,625
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	15,680,756	12,629,837
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	5,435,902	3,320,736
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	17,384,570	17,177,473
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	49,258,196	48,584,112
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 2/25/50ž,‡	12,205,628	12,099,703
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%, 10/19/38ž,‡	25,667,000	25,738,868
Citigroup Mortgage Loan Trust Inc 2025-LTV1 A1, 5.2370%, 12/25/55ž,‡	22,601,000	22,619,079
Compass Datacenters Issuer II LLC 2024-2A A1, 5.0220%, 8/25/49ž	3,645,000	3,654,018
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	62,151,000	62,771,369
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	21,257,000	21,482,494
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	13,235,000	13,415,798
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.5242%, 12/25/41ž,‡	9,797,897	9,842,301
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 6.8742%, 1/27/42ž,‡	12,368,000	12,591,801
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 5.7742%, 4/25/42ž,‡	1,637,493	1,638,829
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 6.8742%, 4/25/42ž,‡	9,001,000	9,198,098
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.1742%, 5/25/43ž,‡	8,715,070	8,867,555
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 5.5742%, 7/27/43ž,‡	5,333,627	5,348,592
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 5.8242%, 9/25/43ž,‡	2,200,773	2,209,456
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.3742%, 10/26/43ž,‡	4,391,276	4,397,189
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 4.9242%, 1/25/44ž,‡	4,846,781	4,844,288
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.0242%, 3/25/44ž,‡	3,024,497	3,026,824
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 4.9742%, 5/25/44ž,‡	3,283,706	3,283,081
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 4.8742%, 7/25/44ž,‡	1,376,704	1,376,135
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 4.9742%, 1/25/45ž,‡	3,009,880	3,011,096
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.0242%, 2/27/45ž,‡	5,195,256	5,193,661

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 7/25/45ž,‡	$9,129,689	$9,134,914
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	5,811,167	5,859,565
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	13,810,348	13,776,612
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60ž,Ç	5,139,058	5,144,040
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	1,846,460	1,861,995
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.4645%, 10/15/36ž,‡	16,432,000	16,468,137
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	4,310,447	4,279,722
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	9,636,018	9,495,277
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,413,000	3,330,431
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	33,334,000	31,991,874
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	6,852,820	6,882,287
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	5,225,040	5,183,395
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	3,557,760	3,148,027
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	4,674,240	4,421,881
DI Issuer LLC 2025-1A A2, 5.3100%, 12/15/55ž	8,717,000	8,745,711
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	17,354,000	16,868,187
Ellington Financial Mortgage Trust 2025-RTL1 A1, 5.2210%, 11/25/40ž,Ç	10,644,000	10,663,867
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.1844%, 7/20/38ž,‡	24,120,000	24,197,517
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	5,719,021	5,183,002
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	7,910,371	7,107,855
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	7,515,466	7,669,650
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	9,751,244	9,785,712
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	11,096,731	11,218,224
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	12,381,108	12,505,725
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	5,319,027	5,353,028
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	8,561,020	8,588,758
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55ž,‡	6,732,048	6,707,630
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	9,699,228	9,424,588
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	17,221,226	15,021,593
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52ž	13,149,971	13,187,774
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	2,060,505	2,049,905
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 5.9742%, 9/25/41ž,‡	5,220,531	5,263,567
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.2242%, 12/25/41ž,‡	13,282,882	13,454,247
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 5.1742%, 2/25/42ž,‡	1,004,644	1,005,083
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, US 30 Day Average SOFR + 3.7500%, 7.6242%, 2/25/42ž,‡	2,463,464	2,538,488
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M2, 8.4218%, 4/25/42ž	4,906,251	5,107,985
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA4 M2, 9.3218%, 5/25/42ž	1,549,942	1,635,375
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M2, US 30 Day Average SOFR + 6.7500%, 10.6242%, 6/25/42ž,‡	829,508	896,535
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M2, US 30 Day Average SOFR + 5.7500%, 9.6242%, 9/25/42ž,‡	3,830,016	4,122,171
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 5.9742%, 3/25/42ž,‡	1,384,793	1,387,612
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 5.9652%, 4/27/43ž,‡	3,694,057	3,734,488
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 5.8742%, 6/25/43ž,‡	329,284	330,137
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 5.7242%, 11/25/43ž,‡	4,863,179	4,879,702
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 5/25/44ž,‡	8,190,833	8,195,537
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 4.8742%, 10/25/44ž,‡	55,606	55,606
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 4.9242%, 1/25/45ž,‡	5,614,247	5,612,867
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 5/25/45ž,‡	3,786,392	3,786,100
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 4.9742%, 9/25/45ž,‡	4,165,625	4,168,068
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.0242%, 2/27/45ž,‡	11,791,417	11,784,995

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
FREMF Mortgage Trust 2023-K511 C, 5.6345%, 11/25/28ž,‡	$5,263,000	$4,953,865
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	16,679,064	16,963,006
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.1644%, 1/20/39ž,‡	27,405,000	27,475,502
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 5.8902%, 3/1/28ž,‡	7,709,000	7,714,820
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.4414%, 5/15/41ž,‡	29,946,000	29,985,860
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.3845%, 11/25/41ž,‡	34,333,000	34,375,130
GS Mortgage-Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	17,962,723	18,013,137
Hertz Vehicle Financing LLC 2025-5A A, 4.6200%, 5/25/30ž	10,791,000	10,799,208
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	11,602,000	11,651,615
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	26,188,000	26,251,859
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	16,625,000	16,709,801
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	8,497,000	8,533,767
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	7,602,661	7,393,563
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	6,932,733	6,960,658
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.0501%, 3/17/42ž,‡	21,828,000	21,791,887
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,992,306	2,011,669
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	6,407,000	6,448,043
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	6,506,012	6,543,301
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	8,285,561	8,361,250
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	24,872,433	25,089,067
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	6,892,000	6,928,147
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.9645%, 3/15/38ž,‡	1,642,688	1,635,925
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.0454%, 5/16/39ž,‡	36,759,000	35,367,327
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 5.5440%, 5/16/39ž,‡	6,155,000	5,535,818
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	2,687,252	2,703,042
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.4936%, 10/16/37ž,‡	11,944,000	11,972,527
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.2444%, 7/20/37ž,‡	37,139,704	37,266,276
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 5.1936%, 7/16/38ž,‡	26,531,000	26,608,425
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	28,500,000	28,579,378
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	19,768,000	19,821,990
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	9,234,180	8,615,193
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	11,671,809	10,893,945
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	7,328,366	7,241,024
Merchants Fleet Funding LLC 2025-1A A, 4.4900%, 1/20/39ž	7,750,000	7,771,020
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	10,061,867	9,833,931
MVW Owner Trust 2025-2A A, 4.4800%, 10/20/44ž	3,878,575	3,870,144
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	24,157,798	24,242,034
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	8,554,000	5,225,353
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	823,507	819,521
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	12,909,236	12,943,521
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	9,423,000	9,527,338
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.1434%, 10/15/40ž,‡	20,952,000	20,952,210
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	3,612,893	3,563,127
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	11,484,251	11,598,898
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.1644%, 7/19/38ž,‡	24,903,000	24,971,184
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.4644%, 10/19/37ž,‡	17,357,000	17,396,043
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	10,617,703	9,765,272
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	4,807,000	4,808,893

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	$14,654,000	$14,761,770
OCP CLO Ltd 2017-14A A2R, CME Term SOFR 3 Month + 1.5700%, 5.4544%, 7/20/37ž,‡	7,550,000	7,566,914
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 5.5622%, 10/25/38ž,‡	12,300,000	12,333,932
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.4645%, 7/15/37ž,‡	2,354,880	2,360,029
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	4,158,162	3,627,423
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	11,002,982	9,520,935
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	12,054,751	11,689,073
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	12,933,838	12,753,323
Pretium Mortgage Credit Partners LLC 2025-RPL5 A1, 4.1500%, 1/25/70ž,Ç	22,072,051	21,681,219
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	4,944,493	4,882,308
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	8,694,006	8,602,961
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	15,928,930	15,032,928
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	45,146,000	45,423,383
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	27,083,000	26,685,804
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	19,931,591	20,604,856
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	10,827,293	11,198,672
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	6,390,626	6,523,031
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	8,354,100	8,450,737
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	18,334,250	18,440,985
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1 Month + 1.6000%, 5.3317%, 10/25/55ž,‡	17,075,148	17,102,473
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A1, 5.3200%, 10/25/40ž,Ç	10,000,000	9,999,628
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	930,246	934,686
SCF Equipment Trust LLC 2025-2A A2, 4.2600%, 12/22/31ž	6,300,000	6,316,513
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 4.9501%, 3/15/35ž,‡	29,118,000	28,964,092
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.2924%, 11/15/34ž,‡	27,937,000	27,967,299
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	1,714,726	1,533,279
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	696,630	631,658
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55ž	38,578,000	37,472,066
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.2500%, 7/21/37ž,‡	24,810,000	24,901,623
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 4.7510%, 1/17/39ž,‡	10,990,000	10,967,275
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 4.5954%, 11/15/38ž,‡	1,971,278	1,966,104
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	5,546,212	5,149,789
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.0433%, 4/15/42ž,‡	8,177,000	8,166,774
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.2400%, 10/21/37ž,‡	25,800,000	25,895,958
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	14,644,028	15,819,479
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	5,836,515	5,901,044
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	7,590,000	7,617,660
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65ž,Ç	19,211,899	19,292,795
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	23,414,873	24,627,779
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 4.9718%, 8/25/51ž,‡	11,181,339	10,413,611
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47ž	7,000,000	7,022,775
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	11,511,000	10,964,191
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 4.7655%, 7/15/39ž,‡	8,418,000	8,211,697
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.4344%, 7/20/37ž,‡	10,074,095	10,095,866
Voya CLO Ltd 2025-4A A1, CME Term SOFR 3 Month + 1.2900%, 5.1945%, 10/15/38ž,‡	5,006,000	5,020,640
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.1155%, 2/15/40ž,‡	1,495,746	1,494,873
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.1004%, 3/15/38ž,‡	29,711,000	29,941,069
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	3,577,218	3,333,900
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	9,249,100	8,256,315
Wendy's Funding LLC 2022-1A A2II, 4.5350%, 3/15/52ž	2,337,656	2,265,873
Wendy's Funding LLC 2025-1A A2I, 5.4220%, 12/15/55ž	29,215,000	29,166,380
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	659,720	656,817
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 4.6742%, 7/25/51ž,‡	8,235,623	7,644,747

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	$3,494,079	$3,504,533
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	5,267,249	5,310,437
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	16,714,675	16,885,196
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	15,853,391	15,980,493
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	12,749,037	12,779,689
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	19,504,925	19,558,784
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	3,655,907	3,687,369
Woodward Capital Management 2025-CES10 A1A, 4.8940%, 11/25/55ž,Ç	7,127,066	7,128,025
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	10,934,646	11,025,737
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	9,226,172	9,310,742
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	16,471,791	16,545,568
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	6,266,788	6,255,706
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,081,006,893)		3,080,219,732
Bank Loans and Mezzanine Loans – 0.8%
Basic Industry – 0%
Qnity Electronics Inc, CME Term SOFR 6 Month + 2.0000%, 5.6975%, 11/1/32‡	8,013,000	8,043,049
Capital Goods – 0.3%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 6.0724%, 5/31/30‡	8,008,366	8,023,982
EMRLD Borrower LP, CME Term SOFR 6 Month + 2.2500%, 6.1219%, 8/4/31‡	41,161,059	41,221,566
TransDigm Group Inc, CME Term SOFR 1 Month + 2.5000%, 6.2161%, 8/19/32‡	21,137,000	21,220,703
		70,466,251
Consumer Cyclical – 0%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.2500%, 6.1196%, 10/16/31‡	12,687,090	12,750,526
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 1.7500%, 5.4661%, 10/23/30‡	23,108,028	23,182,666
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 5.7161%, 9/30/31‡	14,855,940	14,894,566
Lightning Power LLC, CME Term SOFR 1 Month + 2.2500%, 5.9661%, 8/18/31‡	27,115,110	27,228,451
Talen Energy Supply LLC, CME Term SOFR 1 Month + 2.0000%, 5.6719%, 11/25/32‡	18,925,552	18,913,818
		61,036,835
Technology – 0.1%
X Corp, 9.5000%, 10/26/29ƒ	20,774,409	20,685,287
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.4219%, 4/10/31‡	37,257,665	37,248,350
Total Bank Loans and Mezzanine Loans (cost $232,438,902)		233,412,964
Corporate Bonds – 8.8%
Banking – 2.4%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	47,490,000	49,026,506
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	18,294,000	19,522,512
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	78,359,000	80,881,904
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	18,133,000	20,492,935
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	23,812,000	25,062,276
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	17,959,000	18,747,092
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	36,046,118
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	9,685,000	9,714,973
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	50,084,000	52,047,761
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	8,338,000	8,415,938
Citigroup Inc, 6.6250%‡,μ	13,540,000	13,748,922
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	12,097,000	14,262,311
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	21,952,000	22,783,459
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	21,125,000	21,834,665
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	15,024,752
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	18,294,000	19,031,546
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	24,159,000	24,869,317
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	7,381,000	7,636,954
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	22,327,000	25,265,835
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	23,966,000	24,789,298
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5000%, 4/13/29ž,‡	14,133,000	14,474,492
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.6000%, 6.1000%, 4/13/33ž,‡	34,519,000	36,473,438
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	19,681,000	20,383,344
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	20,690,000	21,251,753

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	$22,770,000	$23,665,547
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	17,854,275
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	43,951,000	45,512,136
		688,820,059
Basic Industry – 0%
Qnity Electronics Inc, 5.7500%, 8/15/32ž	9,965,000	10,188,674
Brokerage – 0.7%
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	14,182,000	14,901,968
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	34,751,000	35,361,227
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	29,124,000	30,399,525
LPL Holdings Inc, 6.7500%, 11/17/28	30,079,000	32,102,805
LPL Holdings Inc, 5.2000%, 3/15/30	8,509,000	8,707,531
LPL Holdings Inc, 5.1500%, 6/15/30	13,703,000	13,974,512
LPL Holdings Inc, 6.0000%, 5/20/34	19,554,000	20,562,771
LPL Holdings Inc, 5.6500%, 3/15/35	14,248,000	14,604,211
LPL Holdings Inc, 5.7500%, 6/15/35	16,998,000	17,490,109
		188,104,659
Capital Goods – 0.1%
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	15,902,000	16,552,074
TransDigm Inc, 6.2500%, 1/31/34ž	3,003,000	3,116,156
TransDigm Inc, 6.7500%, 1/31/34ž	10,283,000	10,711,639
		30,379,869
Communications – 0.2%
AppLovin Corp, 5.3750%, 12/1/31	18,923,000	19,622,581
AppLovin Corp, 5.5000%, 12/1/34	22,083,000	22,689,216
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	21,487,000	22,635,273
		64,947,070
Consumer Cyclical – 0.5%
Carnival Corp, 5.7500%, 8/1/32ž	20,705,000	21,249,148
Flutter Treasury DAC, 5.8750%, 6/4/31ž	10,566,000	10,712,867
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	10,934,000	11,743,809
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,247,339
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	13,964,000	15,177,109
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	14,546,000	14,757,621
NCL Corporation Ltd, 5.8750%, 1/15/31ž	38,011,000	37,867,182
NCL Corporation Ltd, 6.2500%, 9/15/33ž	23,566,000	23,556,076
VICI Properties LP, 5.6250%, 4/1/35	16,210,000	16,553,472
		152,864,623
Consumer Non-Cyclical – 0.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	14,308,000	14,614,418
CVS Health Corp, 5.0000%, 9/15/32	8,260,000	8,430,739
CVS Health Corp, 5.2500%, 2/21/33	2,870,000	2,954,897
CVS Health Corp, 5.7000%, 6/1/34	14,746,000	15,452,579
CVS Health Corp, 5.4500%, 9/15/35	14,687,000	15,033,766
CVS Health Corp, 4.7800%, 3/25/38	32,715,000	30,880,070
CVS Health Corp, 6.2000%, 9/15/55	8,502,000	8,632,428
HCA Inc, 3.6250%, 3/15/32	10,927,000	10,320,882
HCA Inc, 5.6000%, 4/1/34	16,318,000	17,018,364
Solventum Corp, 5.4500%, 3/13/31	30,323,000	31,630,554
Solventum Corp, 5.6000%, 3/23/34	39,969,000	41,587,430
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	8,271,000	8,683,713
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32#	14,987,000	15,728,979
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	11,755,000	12,192,574
		233,161,393
Electric – 0.8%
Alpha Generation LLC, 6.2500%, 1/15/34ž	27,956,000	28,206,961
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.1280%, 5.8000%, 3/15/56‡	10,674,000	10,596,725
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 1.9400%, 6.0500%, 3/15/56‡	8,539,000	8,389,823
Duke Energy Corp, 5.4500%, 6/15/34	35,348,000	36,807,611
Exelon Corp, 5.4500%, 3/15/34	17,447,000	18,139,971
NRG Energy Inc, 4.7340%, 10/15/30ž	21,488,000	21,515,225
NRG Energy Inc, 5.7500%, 1/15/34ž	11,546,000	11,663,423
NRG Energy Inc, 6.0000%, 1/15/36ž	21,628,000	21,914,428
Talen Energy Supply LLC, 6.2500%, 2/1/34ž	19,547,000	19,936,257

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Electric – (continued)
Talen Energy Supply LLC, 6.5000%, 2/1/36ž	$32,081,000	$33,174,630
Xcel Energy Inc, 5.6000%, 4/15/35	12,145,000	12,576,961
		222,922,015
Energy – 1.1%
Cheniere Energy Inc, 5.6500%, 4/15/34	20,937,000	21,719,625
Civitas Resources Inc, 8.6250%, 11/1/30ž	5,452,000	5,714,023
Civitas Resources Inc, 8.7500%, 7/1/31ž	10,106,000	10,483,977
Civitas Resources Inc, 9.6250%, 6/15/33ž	19,592,000	21,151,880
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	12,631,000	13,520,949
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	2,548,000	2,691,721
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	13,172,000	14,025,735
DT Midstream Inc, 4.1250%, 6/15/29ž	25,682,000	25,343,431
DT Midstream Inc, 4.3750%, 6/15/31ž	41,648,000	40,775,120
DT Midstream Inc, 4.3000%, 4/15/32ž	7,191,000	6,946,162
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	11,121,000	11,165,884
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	15,799,000	15,452,778
Occidental Petroleum Corp, 8.8750%, 7/15/30	10,356,000	11,974,663
Occidental Petroleum Corp, 6.6250%, 9/1/30	7,296,000	7,854,611
Occidental Petroleum Corp, 6.1250%, 1/1/31	13,083,000	13,827,776
Sunoco LP, 7.0000%, 5/1/29ž	22,419,000	23,382,031
Sunoco LP, 5.6250%, 3/15/31ž	7,982,000	8,040,484
Sunoco LP, 7.2500%, 5/1/32ž	12,629,000	13,353,098
Sunoco LP, 5.8750%, 3/15/34ž	13,540,000	13,538,802
Viper Energy Partners LLC, 4.9000%, 8/1/30	6,297,000	6,369,227
Viper Energy Partners LLC, 5.7000%, 8/1/35	16,748,000	17,091,836
		304,423,813
Finance Companies – 0.3%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	14,859,000	15,761,366
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	8,994,000	9,510,053
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,718,263
Rocket Cos Inc, 6.1250%, 8/1/30ž	10,068,000	10,407,081
Rocket Cos Inc, 6.3750%, 8/1/33ž	42,189,000	43,987,053
		82,383,816
Financial Institutions – 0.1%
Atlas Warehouse Lending Co LP, 4.6250%, 11/15/28ž	6,110,000	6,132,931
Atlas Warehouse Lending Co LP, 4.9500%, 11/15/30ž	9,657,000	9,689,094
		15,822,025
Insurance – 0.8%
Aon North America Inc, 5.4500%, 3/1/34	45,231,000	47,004,761
Asurion LLC / Asurion Co-Issuer Inc, 8.0000%, 12/31/32ž	15,976,000	16,576,880
Athene Global Funding, 2.6460%, 10/4/31ž	17,357,000	15,348,638
Brown & Brown Inc, 4.9000%, 6/23/30	6,298,000	6,385,098
Brown & Brown Inc, 5.2500%, 6/23/32	2,767,000	2,829,618
Centene Corp, 4.2500%, 12/15/27	53,971,000	53,653,235
Elevance Health Inc, 5.2000%, 2/15/35	13,031,000	13,310,406
Health Care Service Corp, 5.2000%, 6/15/29ž	14,413,000	14,773,402
Health Care Service Corp, 2.2000%, 6/1/30ž	13,536,000	12,290,711
Health Care Service Corp, 5.4500%, 6/15/34ž	32,502,000	33,274,726
Humana Inc, 5.8750%, 3/1/33	5,208,000	5,470,569
Humana Inc, 5.9500%, 3/15/34	14,187,000	14,878,286
		235,796,330
Professional Services – 0.2%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	22,041,000	22,960,807
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	34,511,000	35,756,364
		58,717,171
Technology – 0.7%
CACI International Inc, 6.3750%, 6/15/33ž	8,503,000	8,797,873
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	6,132,000	6,248,884
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	17,820,000	17,949,884
CoreWeave Inc, 9.2500%, 6/1/30ž,#	23,092,000	21,470,309
CoreWeave Inc, 9.0000%, 2/1/31ž	9,292,000	8,516,304
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	5,478,000	5,731,890
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	25,341,000	26,023,831
Foundry JV Holdco LLC, 6.2500%, 1/25/35ž	5,478,000	5,808,823
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	13,135,442
MSCI Inc, 4.0000%, 11/15/29ž	4,528,000	4,426,990
Oracle Corp, 5.5000%, 8/3/35	6,388,000	6,259,489
Oracle Corp, 5.2000%, 9/26/35	19,683,000	18,857,903
Oracle Corp, 5.9500%, 9/26/55	16,440,000	14,566,074

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
Oracle Corp, 6.1000%, 9/26/65	$21,986,000	$19,391,487
Western Digital Corp, 4.7500%, 2/15/26	4,400,000	4,403,366
		181,588,549
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	14,726,318
Total Corporate Bonds (cost $2,420,162,968)		2,484,846,384
Mortgage-Backed Securities – 6.6%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	3,968,000	3,509,367
3.5000%, TBA, 30 Year Maturity	2,838,025	2,614,902
5.0000%, TBA, 30 Year Maturity	113,725,000	113,420,899
5.5000%, TBA, 30 Year Maturity	16,859,000	17,093,340
		136,638,508
Fannie Mae Pool:
323282, 7.5000%, 7/1/28	12,243	12,460
BO3223, 3.0000%, 10/1/34	565,879	550,035
BO4725, 2.5000%, 11/1/34	571,435	547,245
BO7717, 3.0000%, 11/1/34	264,583	257,410
BO5957, 3.0000%, 12/1/34	340,690	330,711
FS3713, 2.5000%, 12/1/36	24,224,133	23,088,585
995757, 6.0000%, 2/1/37	143,925	152,462
AL6997, 4.5000%, 11/1/42	811,765	817,228
AB7563, 3.0000%, 1/1/43	532,799	492,834
MA1363, 3.0000%, 2/1/43	116,551	107,480
AT2957, 3.0000%, 5/1/43	1,161,444	1,064,017
AL5942, 5.0000%, 7/1/44	86,327	87,808
AL5887, 4.5000%, 10/1/44	1,893,918	1,901,292
AL6542, 4.5000%, 3/1/45	3,156,874	3,169,166
AL6842, 4.0000%, 5/1/45	548,699	532,122
AL7381, 4.5000%, 6/1/45	1,665,359	1,662,425
BM3912, 3.0000%, 3/1/47	3,794,084	3,466,512
CA0108, 3.5000%, 8/1/47	643,014	608,451
BH1902, 3.5000%, 12/1/47	257,457	243,618
BM3282, 3.5000%, 12/1/47	188,927	178,772
BJ4559, 3.5000%, 1/1/48	1,771,604	1,670,786
BJ4566, 4.0000%, 1/1/48	6,424,346	6,243,644
BJ4567, 4.0000%, 1/1/48	2,436,132	2,364,830
CA4646, 3.0000%, 2/1/48	2,503,273	2,294,626
BJ5170, 3.5000%, 3/1/48	310,094	293,408
BK1964, 4.0000%, 3/1/48	1,862,809	1,809,319
BK3211, 4.5000%, 3/1/48	84,932	84,300
BJ9181, 5.0000%, 5/1/48	1,948,861	1,980,712
BN0012, 4.5000%, 8/1/48	46,841	46,492
MA3521, 4.0000%, 11/1/48	4,611,365	4,441,127
BN3899, 4.0000%, 12/1/48	684,780	659,500
FM3664, 4.0000%, 3/1/49	2,234,370	2,151,883
CA3683, 4.5000%, 6/1/49	261,756	259,605
CA4035, 4.5000%, 8/1/49	411,418	408,036
MA3774, 3.0000%, 9/1/49	8,996,182	8,071,991
BO2983, 3.0000%, 9/1/49	550,380	500,105
MA3908, 4.5000%, 1/1/50	568,596	563,921
CA5327, 2.5000%, 3/1/50	1,871,145	1,586,220
CA5573, 4.0000%, 4/1/50	1,741,614	1,668,968
MA4079, 3.0000%, 7/1/50	7,718,950	6,906,919
BM7069, 4.5000%, 7/1/50	12,613,503	12,243,220
CA6635, 2.5000%, 8/1/50	42,892,726	37,144,995
BK2913, 2.5000%, 8/1/50	1,693,281	1,470,369
FM5076, 4.0000%, 8/1/50	1,535,680	1,471,624
FS2713, 4.5000%, 10/1/50	9,589,554	9,518,151
FS2546, 4.0000%, 3/1/51	380,481	366,435
20510401, 3.0000%, 4/1/51	1,733,313	1,552,423
MA4378, 2.0000%, 7/1/51	53,410,877	43,551,174
FS0359, 2.5000%, 1/1/52	11,019,068	9,486,935
CB2681, 3.5000%, 1/1/52	2,064,939	1,940,067
FS0662, 2.5000%, 2/1/52	53,733,922	46,229,255
FS5130, 2.5000%, 2/1/52	48,731,888	41,948,215
CB2750, 2.5000%, 2/1/52	24,448,692	20,901,844
CB2891, 3.0000%, 2/1/52	32,546,636	29,129,645
BV2802, 3.0000%, 2/1/52	4,372,801	3,912,303

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
CB2907, 3.5000%, 2/1/52	$5,643,747	$5,302,018
CB3043, 2.5000%, 3/1/52	22,858,951	19,666,390
FS1081, 2.5000%, 3/1/52	22,043,513	18,940,846
FS5988, 2.5000%, 3/1/52	20,501,761	17,616,053
CB3042, 2.5000%, 3/1/52	8,311,611	7,157,327
BT2256, 2.5000%, 3/1/52	2,026,180	1,740,364
BV2965, 2.5000%, 3/1/52	1,624,653	1,395,980
BV5152, 2.5000%, 3/1/52	1,546,255	1,330,300
BV2962, 2.5000%, 3/1/52	678,950	584,311
BV4144, 3.0000%, 3/1/52	10,026,571	8,983,634
CB3123, 3.5000%, 3/1/52	36,914,968	34,632,956
FS1184, 3.5000%, 3/1/52	3,475,180	3,264,681
CB3240, 3.0000%, 4/1/52	16,206,267	14,502,679
BV5379, 3.0000%, 4/1/52	8,844,893	7,949,087
BV5380, 3.0000%, 4/1/52	7,509,495	6,727,531
BV5394, 3.5000%, 4/1/52	6,966,222	6,530,856
FS1869, 3.5000%, 4/1/52	5,396,917	5,063,290
FS1301, 3.5000%, 4/1/52	3,935,739	3,666,557
BV5393, 3.5000%, 4/1/52	3,797,783	3,565,007
BV8485, 3.5000%, 4/1/52	2,395,093	2,245,408
BV4203, 3.5000%, 4/1/52	1,328,924	1,247,570
BV8484, 3.5000%, 4/1/52	1,314,581	1,234,007
BV6879, 4.5000%, 4/1/52	1,082,958	1,063,358
BV7632, 4.5000%, 4/1/52	832,138	817,077
BW0081, 4.5000%, 4/1/52	612,341	601,164
BV7132, 4.5000%, 4/1/52	431,055	423,187
BW0072, 4.5000%, 4/1/52	363,539	356,903
BV7131, 4.5000%, 4/1/52	344,128	337,855
FS6926, 2.5000%, 5/1/52	56,872,793	48,918,228
CB3501, 3.5000%, 5/1/52	6,620,612	6,176,349
BV8544, 3.5000%, 5/1/52	3,785,899	3,549,011
FS3377, 4.0000%, 5/1/52	7,988,501	7,693,589
BW0343, 4.5000%, 5/1/52	1,689,140	1,658,307
FS3160, 3.0000%, 6/1/52	4,466,220	3,994,846
CB3837, 3.5000%, 6/1/52	23,395,258	21,943,576
FS2144, 3.5000%, 6/1/52	13,571,016	12,745,847
FS5491, 3.0000%, 7/1/52	19,271,805	17,237,817
FS5339, 3.0000%, 7/1/52	11,212,325	10,030,256
CB4076, 3.5000%, 7/1/52	3,361,647	3,153,056
CB4329, 3.5000%, 7/1/52	1,186,911	1,114,651
BW0972, 4.5000%, 7/1/52	6,649,445	6,555,961
CB4320, 3.5000%, 8/1/52	2,346,077	2,200,321
BW7369, 5.0000%, 10/1/52	5,801,759	5,870,229
BW1288, 5.0000%, 10/1/52	2,592,223	2,617,854
BT8021, 5.0000%, 1/1/53	2,281,725	2,308,107
BX5759, 5.0000%, 1/1/53	797,659	802,930
BX5969, 5.0000%, 2/1/53	934,764	945,448
BX8071, 5.0000%, 3/1/53	482,180	486,624
BX7860, 5.5000%, 3/1/53	315,903	325,991
BX9351, 5.0000%, 4/1/53	1,066,555	1,076,385
BY0782, 5.5000%, 4/1/53	180,700	186,785
BY1920, 5.0000%, 5/1/53	581,278	586,596
BY1896, 5.5000%, 5/1/53	330,992	340,015
BY0866, 5.5000%, 5/1/53	170,027	174,662
BY3263, 5.0000%, 6/1/53	1,152,981	1,165,257
BY2783, 5.0000%, 6/1/53	640,220	646,034
BY4284, 5.5000%, 6/1/53	472,949	489,610
CB6686, 4.5000%, 7/1/53	2,987,617	2,957,251
BY6374, 5.5000%, 7/1/53	1,255,018	1,288,980
BY7004, 5.5000%, 7/1/53	641,494	663,885
BY6690, 5.0000%, 8/1/53	686,922	694,442
CB7112, 5.5000%, 9/1/53	21,680,188	22,397,501
CB7430, 5.5000%, 11/1/53	6,135,719	6,354,346
FS8037, 6.0000%, 1/1/54	6,035,360	6,317,239
CB8134, 5.5000%, 3/1/54	11,335,737	11,710,344
FS7607, 6.0000%, 3/1/54	5,176,383	5,397,138
FS7643, 6.0000%, 4/1/54	12,918,548	13,515,744
CB8543, 6.0000%, 5/1/54	34,136,656	35,573,667
20550801, 6.0000%, 8/1/55	10,377,104	10,734,953

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BF0130, 3.5000%, 8/1/56	$8,469,002	$7,826,309
BF0167, 3.0000%, 2/1/57	8,557,926	7,468,989
BF0189, 3.0000%, 6/1/57	161,419	140,427
BF0619, 2.5000%, 3/1/62	51,109,861	42,077,532
BF0598, 2.5000%, 3/1/62	17,024,958	14,261,893
		875,465,058
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	1,307,989	1,261,407
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	5,358,014	5,274,698
ZK8962, 3.0000%, 9/1/32	1,453,181	1,420,890
ZK9009, 3.0000%, 10/1/32	746,353	729,081
ZK9085, 3.0000%, 12/1/32	386,889	378,263
ZK9163, 3.0000%, 1/1/33	975,021	952,847
SB0040, 2.5000%, 12/1/33	6,111,743	5,937,568
QN0786, 3.0000%, 10/1/34	1,822,631	1,770,942
QN0783, 3.0000%, 10/1/34	826,710	802,578
SB0116, 2.5000%, 11/1/34	2,102,923	2,014,639
QN0951, 2.5000%, 11/1/34	552,694	529,039
SB0866, 2.5000%, 6/1/37	19,404,742	18,362,440
ZS3695, 6.0000%, 4/1/40	1,985,372	2,110,744
ZT1145, 4.5000%, 5/1/44	613,307	612,227
ZT1167, 4.0000%, 4/1/45	16,818	16,344
ZT1257, 3.0000%, 1/1/46	351,669	324,376
ZM1434, 3.5000%, 7/1/46	1,515,967	1,433,439
ZT1633, 4.0000%, 3/1/47	729,744	708,064
ZT0534, 3.5000%, 12/1/47	4,640,328	4,375,327
ZM5707, 3.5000%, 2/1/48	1,705,322	1,604,943
ZM5945, 4.0000%, 3/1/48	1,500,030	1,456,957
ZM5865, 4.5000%, 3/1/48	78,335	77,752
ZM6220, 4.0000%, 4/1/48	1,788,702	1,722,669
ZM6276, 4.0000%, 4/1/48	1,769,739	1,716,813
ZM6427, 4.0000%, 5/1/48	3,111,937	2,997,054
ZM7182, 4.5000%, 7/1/48	521,096	517,216
ZM7926, 5.0000%, 9/1/48	104,099	105,330
ZT1320, 4.0000%, 11/1/48	412,329	397,107
SI2017, 4.0000%, 12/1/48	5,231,108	5,037,987
ZN2165, 4.5000%, 12/1/48	1,541,466	1,539,343
ZA7158, 4.5000%, 6/1/49	387,163	384,231
RA1087, 4.5000%, 7/1/49	2,607,197	2,587,455
RA1088, 4.5000%, 7/1/49	502,004	497,877
QA2159, 3.0000%, 8/1/49	760,161	673,955
RA1188, 4.5000%, 8/1/49	2,637,769	2,617,795
QA4936, 3.0000%, 12/1/49	800,605	718,357
QA5622, 3.0000%, 12/1/49	647,554	581,030
RA1999, 4.5000%, 1/1/50	1,845,276	1,831,303
SD8040, 4.5000%, 1/1/50	430,950	427,407
QA8274, 3.5000%, 3/1/50	565,312	525,717
SD1551, 4.0000%, 3/1/50	4,983,485	4,799,510
SE9056, 4.5000%, 3/1/50	5,484,035	5,319,784
QB1708, 2.5000%, 8/1/50	803,365	697,855
QB2976, 2.5000%, 8/1/50	360,766	313,273
QB3353, 2.5000%, 9/1/50	1,569,794	1,362,652
SD1143, 4.5000%, 9/1/50	14,302,900	14,196,402
RA5285, 2.5000%, 5/1/51	35,502,589	30,440,115
SD1137, 2.5000%, 6/1/51	13,428,669	11,604,245
QC5848, 2.5000%, 8/1/51	40,364,760	34,583,955
RA5906, 2.5000%, 9/1/51	32,905,890	28,313,679
SD0688, 2.5000%, 10/1/51	35,497,569	30,512,145
SD7548, 2.5000%, 11/1/51	12,054,152	10,396,771
QD6087, 2.5000%, 1/1/52	3,510,857	3,027,489
QD4842, 2.5000%, 1/1/52	2,190,357	1,888,115
QD7069, 2.5000%, 2/1/52	5,437,294	4,677,903
QD9513, 2.5000%, 2/1/52	3,173,391	2,714,734
QD6554, 3.0000%, 2/1/52	2,739,512	2,454,865
QD6555, 3.0000%, 2/1/52	1,886,679	1,696,022
SD0931, 2.5000%, 3/1/52	26,692,670	22,910,740
QD8288, 2.5000%, 3/1/52	899,406	772,813
QD9182, 3.0000%, 3/1/52	2,681,210	2,409,960

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QE0318, 4.5000%, 3/1/52	$288,583	$283,360
QE0354, 3.5000%, 4/1/52	2,801,897	2,626,788
QE1072, 3.5000%, 4/1/52	2,621,660	2,457,815
SD0943, 3.5000%, 4/1/52	2,234,094	2,098,820
QE1073, 3.5000%, 4/1/52	844,130	792,391
QD9191, 3.5000%, 4/1/52	650,613	610,783
SD8212, 2.5000%, 5/1/52	12,564,965	10,687,416
SD3493, 2.5000%, 5/1/52	11,057,157	9,511,100
SD7023, 3.0000%, 6/1/52	15,496,698	13,836,240
SD1840, 3.0000%, 6/1/52	11,029,075	9,865,043
SD1150, 3.5000%, 6/1/52	4,484,615	4,213,072
QF0488, 5.5000%, 9/1/52	6,022,196	6,176,052
QF2386, 5.0000%, 10/1/52	10,776,388	10,848,712
QF2145, 5.0000%, 10/1/52	358,737	362,284
QF2437, 5.5000%, 10/1/52	360,845	374,831
QF7813, 5.0000%, 1/1/53	462,780	468,094
QF6841, 5.0000%, 1/1/53	404,288	408,201
QF8398, 5.0000%, 3/1/53	1,661,481	1,676,907
QF9871, 5.0000%, 3/1/53	1,589,186	1,603,833
QG1442, 5.0000%, 4/1/53	1,846,847	1,852,308
QG2380, 5.0000%, 5/1/53	5,229,852	5,257,395
QG3598, 5.0000%, 5/1/53	3,202,754	3,219,621
QG3742, 5.0000%, 5/1/53	324,393	327,339
SD2897, 5.5000%, 5/1/53	4,155,434	4,246,552
QG2543, 5.5000%, 5/1/53	503,580	516,003
QG4742, 5.0000%, 6/1/53	2,198,854	2,195,016
QG5161, 5.0000%, 6/1/53	2,060,009	2,056,413
QG5055, 5.0000%, 6/1/53	1,763,522	1,761,443
QG3917, 5.0000%, 6/1/53	1,315,152	1,322,078
QG4676, 5.0000%, 6/1/53	644,719	644,275
QG3912, 5.5000%, 6/1/53	1,667,957	1,713,427
QG4741, 5.5000%, 6/1/53	1,247,634	1,265,784
QG6693, 5.5000%, 7/1/53	5,269,121	5,411,708
QG7441, 5.5000%, 7/1/53	3,086,864	3,170,397
SD4294, 5.5000%, 9/1/53	4,401,796	4,545,909
RA9851, 6.0000%, 9/1/53	34,165,031	35,523,614
SD4009, 6.0000%, 9/1/53	10,645,157	11,135,338
SD4668, 6.0000%, 10/1/53	16,787,384	17,367,400
SD4247, 6.5000%, 11/1/53	13,044,806	13,751,368
QI2699, 5.5000%, 4/1/54	2,885,688	2,985,616
RJ1341, 6.0000%, 4/1/54	24,858,763	25,905,213
RJ3021, 5.5000%, 12/1/54	41,124,464	41,986,560
SL1226, 5.5000%, 5/1/55	7,980,446	8,211,520
RJ4363, 5.5000%, 6/1/55	1,193,735	1,230,924
		567,369,794
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	32,578,133	28,108,413
3.5000%, TBA, 30 Year Maturity	20,258,806	18,431,543
4.0000%, TBA, 30 Year Maturity	11,351,459	10,713,620
5.0000%, TBA, 30 Year Maturity	18,848,683	18,796,548
		76,050,124
Ginnie Mae I Pool:
625655, 6.0000%, 1/15/34	38,043	40,065
784059, 4.0000%, 1/15/45	7,007,818	6,637,080
784182, 4.5000%, 8/15/46	8,993,780	8,944,978
BB4357, 4.0000%, 7/15/47	1,594,989	1,533,941
BC7161, 4.0000%, 8/15/47	225,185	216,566
BD7109, 4.0000%, 11/15/47	174,399	167,724
BD7135, 4.0000%, 12/15/47	632,122	607,928
		18,148,282
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	26,271,014	23,945,850
BB9817, 4.0000%, 8/20/47	930,586	895,466
BB9814, 4.0000%, 8/20/47	152,830	147,062
BB9835, 4.0000%, 8/20/47	142,627	137,244
MA5021, 4.5000%, 2/20/48	862,022	855,475
BH3673, 4.5000%, 5/20/48	1,135,621	1,114,493
BH3672, 4.5000%, 5/20/48	229,060	225,971
MA5264, 4.0000%, 6/20/48	6,882,136	6,622,604

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
MA5400, 5.0000%, 8/20/48	$2,544,274	$2,577,542
MA5930, 3.5000%, 5/20/49	34,506,634	32,015,249
MA7255, 2.5000%, 3/20/51	33,518,978	28,954,298
MA7313, 3.0000%, 4/20/51	22,735,750	20,479,970
MA7473, 3.0000%, 7/20/51	18,296,363	16,476,799
MA7535, 3.0000%, 8/20/51	41,541,324	37,406,846
785843, 2.5000%, 1/20/52	24,884,964	21,194,893
		193,049,762
Total Mortgage-Backed Securities (cost $1,892,755,873)		1,867,982,935
United States Treasury Notes/Bonds – 7.2%
3.5000%, 12/15/28	193,327,000	193,100,444
3.6250%, 10/31/30	8,762,000	8,725,035
3.5000%, 11/30/30	725,216,000	717,907,186
3.7500%, 11/30/32	207,725,000	205,323,180
4.0000%, 11/15/35	448,146,200	441,704,098
4.6250%, 11/15/45	238,504,000	233,063,128
4.7500%, 8/15/55	235,053,000	231,086,481
Total United States Treasury Notes/Bonds (cost $2,046,128,691)		2,030,909,552
Common Stocks – 64.5%
Aerospace & Defense – 1.3%
General Electric Co	762,678	234,927,704
Howmet Aerospace Inc	678,432	139,092,129
		374,019,833
Banks – 2.0%
JPMorgan Chase & Co	1,292,294	416,402,973
PNC Financial Services Group Inc/The	668,579	139,552,494
		555,955,467
Beverages – 0.5%
Monster Beverage Corp*	1,963,664	150,554,119
Biotechnology – 1.9%
AbbVie Inc	938,508	214,439,693
Amgen Inc	427,391	139,889,348
Vertex Pharmaceuticals Inc*	389,050	176,379,708
		530,708,749
Building Products – 0.5%
Trane Technologies PLC	390,676	152,051,099
Capital Markets – 4.3%
Charles Schwab Corp	2,003,002	200,119,930
CME Group Inc	682,654	186,419,154
Coinbase Global Inc - Class A*	72,806	16,464,349
Goldman Sachs Group Inc	262,912	231,099,648
Intercontinental Exchange Inc	1,175,931	190,453,785
Moody's Corp	266,445	136,113,428
Morgan Stanley	1,391,962	247,115,014
		1,207,785,308
Chemicals – 0.3%
Ecolab Inc	337,842	88,690,282
Communications Equipment – 0.5%
Motorola Solutions Inc	390,230	149,582,963
Consumer Finance – 1.3%
American Express Co	1,003,963	371,416,112
Diversified Financial Services – 1.8%
Mastercard Inc - Class A	893,171	509,893,460
Electrical Equipment – 0.7%
Eaton Corp PLC	554,980	176,766,680
Emerson Electric Co	250,914	33,301,306
		210,067,986
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp	1,875,026	253,391,014
Entertainment – 1.7%
Netflix Inc*	2,286,034	214,338,548
Walt Disney Co/The	2,410,060	274,192,526
		488,531,074
Food & Staples Retailing – 0.4%
Costco Wholesale Corp	145,052	125,084,142
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	1,787,287	223,929,188

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Intuitive Surgical Inc*	245,701	$139,155,218
Stryker Corp	629,397	221,214,164
		584,298,570
Health Care Providers & Services – 0.4%
HCA Healthcare Inc	248,631	116,075,869
Hotels, Restaurants & Leisure – 2.2%
Booking Holdings Inc	51,665	276,683,124
Hilton Worldwide Holdings Inc	455,259	130,773,148
Royal Caribbean Cruises Ltd	760,352	212,077,380
		619,533,652
Independent Power and Renewable Electricity Producers – 0.2%
Vistra Corp	423,672	68,351,004
Information Technology Services – 0.2%
Accenture PLC	175,049	46,965,647
Insurance – 1.1%
Progressive Corp/The	1,297,782	295,530,917
Interactive Media & Services – 6.2%
Alphabet Inc - Class C	3,816,683	1,197,675,125
Meta Platforms Inc - Class A	843,738	556,943,017
		1,754,618,142
Life Sciences Tools & Services – 1.3%
Danaher Corp	801,222	183,415,740
Thermo Fisher Scientific Inc	304,896	176,671,987
		360,087,727
Machinery – 0.4%
Deere & Co	244,874	114,005,988
Multiline Retail – 3.2%
Amazon.com Inc*	3,892,763	898,527,556
Oil, Gas & Consumable Fuels – 0.7%
Chevron Corp	1,285,145	195,868,949
Pharmaceuticals – 3.1%
Eli Lilly & Co	412,032	442,802,550
Johnson & Johnson	1,230,373	254,625,692
Zoetis Inc	1,449,362	182,358,727
		879,786,969
Road & Rail – 1.3%
Uber Technologies Inc*	2,676,517	218,698,204
Union Pacific Corp	587,102	135,808,435
		354,506,639
Semiconductor & Semiconductor Equipment – 10.3%
Broadcom Inc	1,929,019	667,633,476
KLA Corp	200,178	243,232,284
Lam Research Corp	1,578,928	270,280,895
NVIDIA Corp	9,366,924	1,746,931,326
		2,928,077,981
Software – 7.5%
Adobe Inc*	341,391	119,483,436
Cadence Design Systems Inc*	399,092	124,748,177
Intuit Inc	293,419	194,366,614
Microsoft Corp	2,913,400	1,408,978,508
Oracle Corp	816,556	159,154,930
ServiceNow Inc*	674,452	103,319,302
		2,110,050,967
Specialty Retail – 1.2%
Home Depot Inc	584,169	201,012,553
TJX Cos Inc	899,133	138,115,820
		339,128,373
Technology Hardware, Storage & Peripherals – 3.5%
Apple Inc	3,394,935	922,947,029
Dell Technologies Inc	637,004	80,186,064
		1,003,133,093
Textiles, Apparel & Luxury Goods – 0.5%
NIKE Inc - Class B	2,383,508	151,853,295
Tobacco – 1.0%
Philip Morris International Inc	1,700,447	272,751,699
Total Common Stocks (cost $8,058,349,034)		18,260,884,645
Investment Companies – 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $515,167,942)	515,032,615	515,187,124

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	4,151,624	$4,151,624
Time Deposits – 0%
Royal Bank of Canada, 3.7000%, 1/2/26	$1,037,906	1,037,906
Total Investments Purchased with Cash Collateral from Securities Lending (cost $5,189,530)		5,189,530
Total Investments (total cost $18,251,199,833) – 100.6%		28,478,632,866
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(158,131,803)
Net Assets – 100%		$28,320,501,063

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$28,343,417,509	99.5%
France	50,947,930	0.2
Israel	36,605,266	0.1
Canada	24,198,768	0.1
United Kingdom	12,750,526	0.1
Ireland	10,712,867	0.0
Total	$28,478,632,866	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$498,324,627	$1,075,907,695	$(1,059,062,230)	$2,330	$14,702	$515,187,124	515,032,615	$4,784,714
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	8,318,846	2,052,319,537	(2,056,486,759)	-	-	4,151,624	4,151,624	80,233 ∆
Total Affiliated Investments - 1.8%
	$506,643,473	$3,128,227,232	$(3,115,548,989)	$2,330	$14,702	$519,338,748	519,184,239	$4,864,947

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	11,516	4/3/26	$2,404,414,838	$(1,551,748)
5 Year US Treasury Note	11,696	4/3/26	1,278,427,631	(5,299,574)
Ultra Long Term US Treasury Bond	1,385	3/31/26	163,430,000	(3,006,007)
US Treasury Long Bond	5,012	3/31/26	579,355,875	(8,951,753)
Total - Futures Long				(18,809,082)
Futures Short:
10 Year US Treasury Note	2,337	3/31/26	(262,766,438)	2,056,770
Ultra 10 Year Treasury Note	4,435	3/31/26	(510,094,297)	3,197,737
Total - Futures Short				5,254,507
Total				$(13,554,575)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Credit default swaps:
Average notional amount - buy protection	$285,000,000
Futures contracts:
Average notional amount of contracts - long	4,595,799,193
Average notional amount of contracts - short	748,720,793

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $3,972,751,169, which represents 14.0% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	09/24/24	$4,806,294	$4,808,893	0.0%
The Fund has registration rights for certain restricted securities held as of December 31, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,080,219,732	$-
Bank Loans and Mezzanine Loans	-	233,412,964	-
Corporate Bonds	-	2,484,846,384	-
Mortgage-Backed Securities	-	1,867,982,935	-
United States Treasury Notes/Bonds	-	2,030,909,552	-
Common Stocks	18,260,884,645	-	-
Investment Companies	-	515,187,124	-
Investments Purchased with Cash Collateral from Securities Lending	-	5,189,530	-
Total Investments in Securities	$18,260,884,645	$10,217,748,221	$-
Other Financial Instruments(a):
Futures Contracts	5,254,507	-	-
Total Assets	$18,266,139,152	$10,217,748,221	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$18,809,082	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70212 02-26